Cover	Apr. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2026
Entity File Number	001-34590
Entity Registrant Name	ABRDN PLATINUM ETF TRUST
Entity Central Index Key	0001460235
Entity Tax Identification Number	26-4732885
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	c/o abrdn ETFs Sponsor LLC
Entity Address, Address Line Two	1900 Market Street
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(844)
Local Phone Number	383-7289
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	abrdn Physical Platinum Shares ETF
Trading Symbol	PPLT
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false